Taxation - Summary of tax relating to components of other comprehensive income or loss (Footnotes) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
Deferred tax credit (charge) included in other comprehensive income	$ 115,000,000	$ 77,000,000	$ (325,000,000)
Current tax charge included in other comprehensive income	$ 0	$ 0	$ 0